Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category
(a)
Financial instruments by category

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	68,970	73,150
Financial assets at fair value through other comprehensive income
Designation of equity instruments	103,013	135,172
Financial assets at amortized cost
Cash and cash equivalents	15,219,039	14,858,903
Financial assets at amortized cost	89,114	89,182
Accounts receivable	5,010,154	6,042,574
Other receivables	77,620	72,540
Refundable deposits	19,852	21,608
	20,587,762	21,293,129
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	339,364	2,706,072
Notes payable	773	1,596
Accounts payable	698,199	1,166,973
Other payables	3,913,604	3,365,755
Other payables – related parties	21,473	8,312
Long-term bank loans (including current portion)	13,758,581	12,764,690
Guarantee deposits	21,186	20,486
Lease liabilities (including current portion)	1,056,955	854,916
	19,810,135	20,888,800

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	157,974	32.7850	5,179,178
JPY000	262,664	0.2099	55,133
RMB000	13,328	4.4780	59,683
Non-monetary items
JPY000	490,770	0.2099	103,013
Financial liabilities
Monetary items
US$000	23,675	32.7850	776,185
JPY000	1,271,975	0.2099	266,988

	December 31, 2025
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	197,135	31.4300	6,195,953
JPY000	69,622	0.2008	13,980
RMB000	13,848	4.4960	62,261
Non-monetary items
JPY000	673,169	0.2008	135,172
Financial liabilities
Monetary items
US$000	119,380	31.4300	3,752,113
JPY000	1,940,541	0.2008	389,661

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency
6.
Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	230,037	—
JPY000	5%	2,052	—
RMB000	5%	1,211	—
Financial liabilities
Monetary items
US$000	5%	32,509	—
JPY000	5%	11,971	—

	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	258,959	—
JPY000	5%	2,757	—
RMB000	5%	2,984	—
Financial liabilities
Monetary items
US$000	5%	38,809	—
JPY000	5%	13,349	—

	Year ended December 31, 2025
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	309,798	—
JPY000	5%	699	—
RMB000	5%	3,113	—
Financial liabilities
Monetary items
US$000	5%	187,606	—
JPY000	5%	19,483	—

Summary of Loss Rate Methodology	As of December 31, 2024 and 2025 the loss rate methodologies are as follows:

	December 31, 2024
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	397,866	5,011,644	77,632
Loss allowance	(119)	(1,490)	(12)

	December 31, 2025
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	568,259	6,044,387	72,556
Loss allowance	(171)	(1,813)	(16)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.
Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2023
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(229)	(2,669)	(45)
Reversal of impairment loss	55	215	32
December 31	(174)	(2,454)	(13)

	2024
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(174)	(2,454)	(13)
Reversal of impairment loss	55	964	1
December 31	(119)	(1,490)	(12)

	2025
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(119)	(1,490)	(12)
Provision for impairment loss	(52)	(323)	(4)
December 31	(171)	(1,813)	(16)

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	341,018	—	—	—	341,018
Long-term bank loans	3,525,490	6,678,601	3,061,642	1,050,523	14,316,256
Lease liabilities	253,805	149,308	71,714	824,641	1,299,468
Guarantee deposits	—	—	—	21,186	21,186
	4,120,313	6,827,909	3,133,356	1,896,350	15,977,928

	December 31, 2025
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	2,733,648	—	—	—	2,733,648
Long-term bank loans	3,090,262	5,243,541	3,193,533	1,865,231	13,392,567
Lease liabilities	130,616	95,654	71,610	782,095	1,079,975
Guarantee deposits	—	—	—	20,486	20,486
	5,954,526	5,339,195	3,265,143	2,667,812	17,226,676

Summary of Natures of Assets and Liabilities
i)
The related information of natures of the assets and liabilities are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	68,970	—	—	68,970
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	103,013	103,013
	68,970	—	103,013	171,983

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	73,150	—	—	73,150
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	135,172	135,172
	73,150	—	135,172	208,322

Summary of Movements of Level 3
(d)
The following table shows the movements of Level 3 for the years ended December 31, 2024 and 2025:

	Equity instruments
	2024	2025
	NT$000	NT$000
January 1	120,317	103,013
Gains or losses recognized in other comprehensive income
Recorded as unrealized (loss) gain on valuation of financial assets at fair value through other comprehensive income	(17,304)	32,159
December 31	103,013	135,172

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)
The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	103,013	Comparable companies	Enterprise value to EBITDA multiple	8.90	The higher the multiple, the higher the fair value
			Price to book ratio multiple	1.36~1.53	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.60%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2025	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	135,172	Comparable companies	Enterprise value to EBITDA multiple	9.37~15.09	The higher the multiple, the higher the fair value
			Price to book ratio multiple	1.44	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.60%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	114	114
	Price to book ratio multiple	±1%	—	—	1,392	1,436
	Discount for lack of marketability	±1%	—	—	1,208	1,233
			—	—	2,714	2,783

			December 31, 2025
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	344	363
	Price to book ratio multiple	±1%	—	—	746	746
	Discount for lack of marketability	±1%	—	—	1,603	1,622
			—	—	2,693	2,731